Goodwill by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Goodwill [Line Items]
Beginning Balance	$ 18,042		$ 16,249
Acquisitions/dispositions	(108)
Acquisitions			1,798
Foreign exchange translation	(61)		(75)
Other	31	[1]	70	[1]
Ending Balance	17,904		18,042
Investment Management
Goodwill [Line Items]
Beginning Balance	9,359		9,312
Acquisitions/dispositions	10
Acquisitions			8
Foreign exchange translation	(32)		(44)
Other	36	[1]	83	[1]
Ending Balance	9,373		9,359
Investment Services
Goodwill [Line Items]
Beginning Balance	8,643		6,890
Acquisitions/dispositions	(118)
Acquisitions			1,790
Foreign exchange translation	(29)		(30)
Other	(5)	[1]	(7)	[1]
Ending Balance	8,491		8,643
Other Operating Segment
Goodwill [Line Items]
Beginning Balance			47
Foreign exchange translation			(1)
Other			(6)	[1]
Ending Balance	$ 40		$ 40

[1]	Other changes in goodwill include purchase price adjustments and certain other reclassifications.